Commitments and Contingencies (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($) $ / €	Apr. 30, 2018 EUR (€) $ / €	Dec. 31, 2020 USD ($) $ / €	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Sep. 16, 2020 Extension
Future Minimum Contractual Charter Revenue [Abstract]
2021			$ 55,481
2022			32,117
2023			5,703
Total			93,301
Office Lease [Abstract]
Lease term of new office spaces	5 years	5 years				10 years
Number of extensions | Extension						2
Renewal term of new office spaces	5 years	5 years				5 years
Monthly rent	$ 16	€ 13,000	$ 16	€ 12,747
Exchange rate | $ / €	1.2271	1.2271	1.2271
Annual percentage inflation adjustment	1.00%	1.00%
Rent expense			$ 180		$ 175
Office Rental Obligations [Abstract]
2021			147
2022			147
2023			147
2024			147
Thereafter			479
Total			1,067
Less: imputed interest			(222)
Present value of lease liabilities			845
Lease liabilities, current			140		108
Lease liabilities, non-current			$ 705		$ 318
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			10 months
Renewal term of time charter agreements			11 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			60 months
Renewal term of time charter agreements			27 months